Share-based Payments - Schedule of Number and Weighted Average Exercise Price of Share Options Outstanding (Detail) Options in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€) Options	Dec. 31, 2016 EUR (€) Options	Dec. 31, 2015 EUR (€) Options
2008 Option Plan [member]
Disclosure of sharebased payment [line items]
Weighted average exercise price outstanding at 1 January | €			€ 7.19
Weighted average exercise price exercised | €			7.19
Weighted average exercise price expired | €	€ 0	€ 0	€ 0
Number of options outstanding at 1 January | Options			14
Number of options exercised | Options			(14)
Number of options expired | Options	0	0	0
2011 and 2013 Option Plans [member]
Disclosure of sharebased payment [line items]
Weighted average exercise price outstanding at 1 January | €	€ 16.70	€ 14.98	€ 14.35
Weighted average exercise price granted | €	37.91	31.20	25.17
Weighted average exercise price exercised | €	14.13	14.90	14.23
Weighted average exercise price expired | €	0	0	0
Weighted average exercise price forfeited | €	30.67	20.49	19.29
Weighted average exercise price outstanding - 31 December | €	22.30	16.70	14.98
Weighted average exercise price exercisable - 31 December | €	€ 18.34	€ 14.22	€ 14.24
Number of options outstanding at 1 January | Options	865	1,264	1,641
Number of options granted | Options	30	94	90
Number of options exercised | Options	(550)	(479)	(423)
Number of options expired | Options	0	0	0
Number of options forfeited | Options	15	14	44
Number of options outstanding - 31 December | Options	330	865	1,264
Number of options exercisable - 31 December | Options	228	689	1,030